Employee Benefit Plan, Fair Value and NAV (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 1,189,562	$ 1,062,214
Total Investments	1,222,664	1,100,577
Advanced Drainage Systems, Inc. Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 595,111	$ 562,419
EBP, Investment, Number of Shares	4,300	5,200
EBP, Investment, Number of Shares	4,300	5,200
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 492,800	$ 587,100
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	3,400	3,500
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	594,451	499,795
Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	33,102	38,363
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	1,189,562	1,062,214
Fair Value, Inputs, Level 1 | Advanced Drainage Systems, Inc. Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	595,111	562,419
Fair Value, Inputs, Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	594,451	499,795
Fair Value Measured at Net Asset Value Per Share | Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 33,102	$ 38,363